     As filed with the Securities and Exchange Commission on August 7, 2000.

                                                               File No. 33-19946
                                                                      811-2627
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                                       [ ]
                                    -----
        Post-Effective Amendment No.  15                                  [X]
                                    -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

        Amendment No.   164                                               [X]
                       -----

                         HARTFORD LIFE INSURANCE COMPANY
                              DC VARIABLE ACCOUNT-I
                                       and
                         HARTFORD LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT TWO
                            (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                                (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT  06104-2999
                   (Address of Depositor's Principal Offices)

                                  (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                             MARIANNE O'DOHERTY, ESQ.
                               HARTFORD LIFE, INC.
                                 P.O. BOX 2999
                             HARTFORD, CT  06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

  __X__   immediately upon filing pursuant to paragraph (b) of Rule 485
  _____   on May 1, 2000 pursuant to paragraph (b) of Rule 485
  _____   60 days after filing pursuant to paragraph (a)(1) of Rule 485
  _____   on ___________ pursuant to paragraph (a)(1) of Rule 485
  _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 15, by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-19946), as filed on April 12, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated August 7, 2000 is included in Part A of this Post-Effective Amendment.

                        GROUP VARIABLE ANNUITY CONTRACTS
                   ISSUED BY HARTFORD LIFE INSURANCE COMPANY
                         WITH RESPECT TO DC-I AND DC-II
      SUPPLEMENT DATED AUGUST 7, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The last sentence of the second paragraph under the sub-section entitled "Deductions Under the Prior Group Contracts for Sales Expenses, the Minimum Death Benefit Guarantee and any Applicable Premium Taxes" under the Section entitled "Appendix - Accumulation Period Under Prior Group Contracts" should be deleted and replaced with the following language:

"Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated."

                             THE PROSPECTUS FOR THE
               GROUP VARIABLE ANNUITY CONTRACTS DATED MAY 1, 2000
               MUST BE ACCOMPANIED BY THIS PROSPECTUS SUPPLEMENT.

HV-2687
33-19946

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  All financial statements are incorporated by reference.(1)

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(2)

          (2) Not applicable. Hartford maintains custody of all assets pursuant to an exemptive order granted on December 1, 1981.

          (3)  (a)  Principal Underwriting Agreement.(3)

               (b)  Form of Dealer Agreement.(3)

          (4)  Form of Variable Annuity Contract.(3)

          (5)  Form of Application.(3)

          (6)  (a)  Articles of Incorporation of Hartford.(4)

               (b)  Bylaws of Hartford.(3)

          (7)  Not applicable.

          (8)  Participation Agreement.(2)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

--------
    (1) Incorporated herein by reference to the Post Effective Amendment No. 14, to the Registration Statement File No. 33-19946, filed on April 12, 2000.
    (2) Incorporated herein by reference to the Post Effective Amendment No. 9, to the Registration Statement File No. 33-19946, dated May 1, 1995.
    (3) Incorporated herein by reference to the Post Effective Amendment No. 10, to the Registration Statement File No. 33-19946, dated May 1, 1996.
    (4) Incorporated herein by reference to the Post Effective Amendment No. 11, to the Registration Statement File No. 33-19946, filed on April 17, 1997.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor

--------------------------------------------------------------------------------
NAME                          POSITION WITH HARTFORD
--------------------------------------------------------------------------------
David A. Carlson              Vice President
--------------------------------------------------------------------------------
Peter W. Cummins              Senior Vice President
--------------------------------------------------------------------------------
Bruce W. Ferris               Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch              Vice President and Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin           Vice President & Chief
                              Accounting Officer
--------------------------------------------------------------------------------
David T. Foy                  Senior Vice President, Chief Financial Officer
                              and Treasurer, Director*
--------------------------------------------------------------------------------
Lynda Godkin                  Senior Vice President, General Counsel and
                              Corporate Secretary, Director*
--------------------------------------------------------------------------------
Lois W. Grady                 Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce              Senior Vice President
--------------------------------------------------------------------------------
Michael D. Keeler             Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner             Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra               President, Director*
--------------------------------------------------------------------------------
Deanne Osgood                 Vice President
--------------------------------------------------------------------------------
Craig R. Raymond              Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
Lowndes A. Smith              Chief Executive Officer, Director*
--------------------------------------------------------------------------------
David M. Znamierowski         Senior Vice President and Chief Investment
                              Officer, Director*
--------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of June 30, 2000, there were 252,331 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to
          Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel;
          (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

          Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
           Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
           Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
           Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
           Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
           Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust
           Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One

          Hartford Life and Annuity Insurance Company - Putnam Capital Manager
           Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two
          Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

           Name and Principal    Positions and Offices
            Business Address       With Underwriter
            ----------------       ----------------

            David A. Carlson     Vice President
            Peter W. Cummins     Senior Vice President
            David T. Foy         Treasurer
            Lynda Godkin         Senior Vice President, General Counsel and
                                   Corporate Secretary
            George R. Jay        Controller
            Robert A. Kerzner    Executive Vice President
            Thomas M. Marra      Executive Vice President, Director
            Paul E. Olson        Supervising Registered Principal
            Lowndes A. Smith     President and Chief Executive Officer, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of August, 2000.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO -
(DC VARIABLE ACCOUNT I)
    (Registrant)

*By: Thomas M. Marra                           *By: /s/ Christopher M. Grinnell
    ---------------------------                     ---------------------------
     Thomas M. Marra, President                         Christopher M. Grinnell
                                                        Attorney-In-Fact
HARTFORD LIFE INSURANCE COMPANY
       (Depositor)

*By: THOMAS M. MARRA
    ---------------------------
     Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary,           By: /s/ Christopher M. Grinnell
     Director*                                      ---------------------------
Thomas M. Marra, President, Director*                   Christopher M. Grinnell
Lowndes A. Smith, Chief Executive                       Attorney-in-Fact
     Officer, Director *
Lizabeth H. Zlatkus, Executive Vice President,          Date: August 7, 2000
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

33-19946

                                  EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Copy of Power of Attorney

(16) Organizational Chart